GUIDESTONE FUNDS

Supplement dated December 13, 2007

to

Prospectus dated May 1, 2007 (as amended August 31, 2007)

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

International Equity Fund. Effective November 26, 2007, Craig S. Scholl replaced Didier Rosenfeld as one of the two portfolio managers responsible for the day-to-day management of the portion of the International Equity Fund managed by SSgA Funds Management, Inc. (“SSgA FM”). The references to Mr. Rosenfeld on page 122 of the Prospectus under the sub-heading “Sub-Advisers” should be deleted. Mr. Scholl is a senior portfolio manager on the Global Active Equity Team and is responsible for product development and portfolio management across the quantitative international active equity strategies. Mr. Scholl joined SSgA FM in October 2000.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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GUIDESTONE FUNDS

Supplement dated December 13, 2007

to

Statement of Additional Information dated May 1, 2007 (as amended August 31, 2007)

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

Extended-Duration Bond Fund. Effective June 29, 2007, IXIS Asset Management US Group, L.P., the parent company of Loomis, Sayles & Company, Incorporated, the general partner of Loomis, Sayles & Company, L.P., (“Loomis”), a sub-adviser responsible for managing a portion of the assets of the Extended-Duration Bond Fund, changed its name to Natixis Global Asset Management, L.P. (“Natixis US”). There was no change to the operation, management or ownership of Loomis.

In the section describing Control Persons of Sub-Advisers for the Extended-Duration Bond Fund on page 42 of the SAI, the paragraph titled “Loomis, Sayles & Company, L.P.” should be deleted in its entirety and replaced with the following:

Loomis, Sayles & Company, L.P. (“Loomis”), Boston Massachusetts: Loomis is a limited partnership whose general partner, Loomis, Sayles & Company, Incorporated, is a wholly-owned subsidiary of Natixis Global Asset Management, L.P., (“Natixis US”) (formerly, IXIS Asset Management US Group, L.P.). Natixis US is part of Natixis Global Asset Management (formerly, IXIS Asset Management Group), an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally, directly or indirectly, by three large French financial services entities: Natixis (formerly, Natexis Banques Popularies), an investment banking and financial services firm; the Caisse Nationale des Caisses d’Epargne (“CNCE”), a financial institution owned by French regional savings banks known as the Caisses d’Epargne; and Banque Fédérale des Banques Populaires (“BFBP”), a financial institution owned by regional cooperative banks known as the Banques Populaires. The registered address of Natixis is 45, rue Saint-Dominique, 75007 Paris, France. The registered address of CNCE is 5, rue Masseran, 75007 Paris, France. The registered address of BFBP is 5, rue Leblanc, 75011 Paris, France.

Growth Equity Fund. Effective on or about December 14, 2007, Marsico Capital Management, LLC (“Marsico”), responsible for managing a portion of the assets of the Growth Equity Fund, and Bank of America Corporation (“BofA”) will have completed a transaction pursuant to which Marsico, formally an indirect, wholly-owned subsidiary of BofA, will operate as an employee-owned independent investment management firm. There will be no change to the investment personnel or to the services provided to the Growth Equity Fund as a result of this change in control.

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Effective on or about December 14, in the section describing Control Persons of Sub-Advisers for the Growth Equity Fund on page 43 of the SAI, the paragraph titled “Marsico Capital Management, LLC.” should be deleted in its entirety and replaced with the following:

Marsico Capital Management, LLC (“Marsico”), Denver, Colorado: Marsico has been a registered investment adviser since September 1997. Marsico is an independently owned Denver-based investment management firm.

International Equity Fund. The Other Accounts Managed chart on page 52 of the SAI is amended to replace in its entirety the information under the section entitled “SSgA Funds Management, Inc.” with the following information:

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s)
within each category below, number of accounts and the
total assets in the accounts with respect to which the
							advisory fee is based in the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other accounts
Sub-Advisers Portfolio Managers	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
SSgA Funds Management, Inc.*††	3	$3,620	13	$8,200	19	$4,250	N/A	N/A	4	$510	N/A	N/A

Alex Lai, CFA Craig S. Scholl, CFA

*	The Sub-Adviser utilizes a team-based approach to portfolio management and each of the portfolio managers listed below are jointly and primarily responsible for the management of a portion of the accounts listed in each category.

††	The information for SSgA Funds Management, Inc. is provided as of September 30, 2007.

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